SCHEDULE OF FUTURE MINIMUM PAYMENTS FOR OPERATING LEASE LIABILITIES (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021
Leases
2022	$ 291,537
2022	300,286	$ 294,932
2023	309,294	293,683
2024	318,573	302,494
2025	122,912	311,569
2026		320,916
Thereafter	63,055	105,531
Total minimum lease payments	1,405,657	1,629,125
Less: effect of discounting	(291,713)	(380,599)
Present value of future minimum lease payments	1,113,944	1,248,526
Less: current obligations under leases	188,558	178,561
Long-term lease obligations	$ 925,386	$ 1,069,965